SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Liquidity and Capital Resources) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Revolving Credit Facility [Member]	Dec. 31, 2013 Letter of Credit [Member]	Dec. 24, 2013 Letter of Credit [Member]	Mar. 31, 2014 10.75% Senior Notes [Member]	Jun. 29, 2012 10.75% Senior Notes [Member]	Feb. 04, 2011 10.75% Senior Notes [Member]	Feb. 04, 2011 10.75% Senior Notes [Member] Senior Notes Issued February 4, 2011 [Member]	Jan. 31, 2012 10.75% Senior Notes [Member] Senior Notes Issued January 31, 2012 [Member]	Dec. 31, 2013 WRMI [Member]	Dec. 31, 2013 Westmoreland Mining, LLC [Member]	Dec. 31, 2013 Westmoreland Mining, LLC [Member] Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Statutory minimum level of capital									$ 0
Senior secured note face amount							150.0	125.0
Line of credit facility, term	5 years
Stated interest rate				10.75%	10.75%	10.75%	10.75%				3.75%
Line of credit facility maximum borrowing capacity	20.0	2.0	30.0							25.0	25.0
Letters of credit outstanding amount											1.9
Line of credit facility, available borrowing capacity	$ 20.0										$ 23.1